UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

PALANTIR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2007

% of Portfolio	Description	Shares	Value
70.19%	Common Stocks
1.53%	Agriculture
	Archer-Daniels-Midland Co.	12,000	$ 429,360
1.08%	Auto Parts & Equipment
	Titan International, Inc.	10,000	302,600
2.79%	Coal
	Peabody Energy Corp.	14,000	780,500
1.76%	Electric
	Empressa Distribuidora y Comercializadora
	Norte SA, ADR *	20,000	494,200
1.07%	Engineering & Construction
	Granite Construction, Inc.	7,000	299,740
4.61%	Insurance
	Berkshire Hathaway, Inc., Class B *	150	662,100
	Millea Holdings, Inc., ADR	16,000	630,129
			1,292,229
5.28%	Manufacturing / Industrial
	American Vanguard Corp.	25,000	444,250
	Metabolix, Inc. *	17,000	491,130
	Trinity Industries, Inc.	15,000	542,100
			1,477,480
2.99%	Mining
	Compania de Minas Buenaventura SA, ADR	6,000	344,460
	International Royalty Corp.	75,000	492,000
			836,460
24.59%	Oil & Gas
	Advantage Energy Income	60,000	759,600
	ATP Oil & Gas Corp. *	22,000	1,261,700
	Bronco Drilling Co., Inc. *	15,000	204,000
	ConocoPhillips	5,000	424,800
	EXCO Resources, Inc. *	34,000	573,920
	Energy Partners, Ltd. *	40,000	614,000
	Enerplus Resources Fund	22,000	1,064,360
	Penn West Energy Trust	38,000	1,212,200
	U.S. Natural Gas Fund LP *	18,000	771,480
			6,886,060
6.44%	Pharmaceuticals
	Anika Theapeatics, Inc. *	25,000	469,750
	Johnson & Johnson	10,000	651,700
	Nastech Pharmaceutical Co., Inc. *	50,000	681,500
			1,802,950
1.59%	Real Estate
	IRSA Inversiones y Representaciones SA *	25,000	446,500
2.80%	Retail
	Tractor Supply Co. *	8,000	331,520
	Wal Mart Stores, Inc.	10,000	452,100
			783,620
1.16%	Semiconductors
	ESS Technology, Inc. *	200,000	324,000
1.37%	Telecommunications
	Chungwa Telecom Co.	20,000	384,000

PALANTIR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)(Continued)			October 31, 2007

% of Portfolio	Description	Shares	Value
11.13%	Transportation
	AerCap Holdings NV *	35,000	$ 882,350
	Golar LNG Ltd.	38,000	988,000
	Tam SA, ADR	20,000	590,000
	Ultrapetrol Bahamas Ltd. *	35,000	655,550
			3,115,900
	Total Common Stocks
	(Cost $16,987,683)		19,655,599

9.68%	Exchange Traded Funds
9.68%	Exchange Traded Funds
	UltraShort Oil & Gas ProShares	20,000	786,000
	UltraShort Real Estate ProShares	8,500	745,450
	UltraShort Russell 2000 ProShares *	19,000	1,180,850
	(Cost $3,722,321)		2,712,300

18.65%	Short-Term Investments
16.69%	Money Market Fund
	Milestone Treasury Obligation Portfolio,
	Institutional Class, 4.40% **
	(Cost $4,674,156)	4,674,156	4,674,156

1.96%	U.S. Government & Agency Obligation
	U.S. Treasury Bill, to yield
	3.90%, 11/23/2007	550,000	548,651
	(Cost $548,651)

	Total Short-Term Investments
	(Cost $5,222,807)		5,222,807

98.52%	Total Investments
	(Cost $25,932,811) (a)		$ 27,590,706

1.48%	Other assets in excess of liabilities		414,026

100.00%	Total Net Assets		$ 28,004,732

PALANTIR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)(Continued)			October 31, 2007

	Securities Sold Short
	Abercrombie & Fitch, Co.	7,000	$ 554,400
	Amazon.com, Inc. *	4,000	356,600
	Downey Financial Corp.	15,000	610,950
	Equity One, Inc.	5,000	130,900
	Federal Realty Invs Trust	2,000	176,440
	Guess?, Inc.	7,000	359,730
	iShares S&P Latin America 40	2,000	533,760
	Regional Bank HOLDRs Trust	4,500	657,045
	Urban Outfitters, Inc. *	18,000	454,860
	Washington Mutual, Inc.	10,000	278,800
	Total Securities Sold Short
	(proceeds $4,348,381)		$ 4,113,485

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,297,100
	Unrealized depreciation	(639,205)
	Net unrealized appreciation	$ 1,657,895

*	Non-income producing securities.
Money market fund; interest rate reflects seven-day effective yield on October 31, 2007.
ADR - American Depositary Receipts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/21/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/21/07